Other income (expense) - Schedule of Other Income (Expense) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Convertible loans, derivatives, change in fair value income	$ 0	$ 14,455	$ 0	$ 30,310
Share of results with joint venture	(767)	(1,917)	(2,130)	(4,419)
Exchange differences gain (loss)	18	223	(34)	304
R&D tax credit	315	114	455	122
Non-operating (expense) income	(453)	12,875	(456)	26,317
Facility Agreement with Deerfield Partners, L.P.
Disclosure of attribution of expenses by nature to their function [line items]
Deerfield warrant obligation, change in fair value income	$ 20	0	$ 636	0
Senior Secured Term Loan Facility
Disclosure of attribution of expenses by nature to their function [line items]
Deerfield warrant obligation, change in fair value income		$ 0		$ 0